Investment Objectives and Goals - NEOS Nasdaq-100(R) High Income ETF	Nov. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Nasdaq 100® High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Nasdaq-100® High Income ETF (the “Fund”) seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation.